LEASES - Operating Lease Liabilities Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 65,566
2026	61,410
2027	52,522
2028	54,709
2029	53,250
Thereafter	140,206
Total	427,663
Less: Interest	69,272
Present value of lease liabilities	358,391	$ 400,521
Minimum lease payments, leases not yet commenced	$ 6,400